Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2025 Portfolio - VIP Investor Freedom 2025 Portfolio	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 57
3 years	179
5 years	313
10 years	$ 701